Summary of Significant Accounting Policies - Summary of basic and diluted net income per shares (Detail) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Numerator: Net Income (Loss) minus Net Earnings
Net income (loss)	$ (2,984,151)	$ 4,368,352	$ (4,832,201)	$ 1,384,201
Class A Redeemable Common Stock [Member]
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Income from investments held in Trust Account	0			0
Less: Company's portion available to be withdrawn to pay taxes	0			0
Net income attributable	$ 0			$ 0
Basic and diluted weighted average shares outstanding	37,375,000			37,375,000
Basic and diluted net income per share	$ 0			$ 0
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	37,375,000			37,375,000
Basic and diluted net loss per share, Non-redeemable ordinary shares	$ 0			$ 0
Class A Nonredeemable Common Stock [Member]
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	9,343,750			9,343,750
Basic and diluted net income per share	$ (0.32)			$ 0.15
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	9,343,750			9,343,750
Basic and diluted net loss per share, Non-redeemable ordinary shares	$ (0.32)			$ 0.15
Numerator: Net Income (Loss) minus Net Earnings
Net income (loss)	$ (2,984,151)			$ 1,384,201
Net income allocable to Class A ordinary shares subject to possible redemption	0			0
Non-redeemable net income (loss)	$ (2,984,151)			$ 1,384,201